Entity Listing Information Document - NEW YORK STOCK EXCHANGE, INC. [Member]	6 Months Ended
Jun. 30, 2019
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	STI
Security Exchange Name	NYSE
Preferred Class A [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Series A Preferred Stock
Trading Symbol	STI PRA
Security Exchange Name	NYSE
Preferred Class B [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Series B Preferred Stock
Trading Symbol	STI/PRI
Security Exchange Name	NYSE